LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–88.84%
Aerospace & Defense–2.15%
Airbus SE	93,075	$ 8,023,098
BAE Systems PLC	1,347,909	11,843,296
L3Harris Technologies, Inc.	55,350	11,503,390
Lockheed Martin Corp.	9,071	3,504,037
		34,873,821
Auto Components–0.35%
Lear Corp.	47,223	5,652,121
		5,652,121
Automobiles–1.55%
General Motors Co.	782,754	25,118,576
		25,118,576
Banks–10.15%
Bank of America Corp.	409,110	12,355,122
Citigroup, Inc.	709,834	29,578,783
Citizens Financial Group, Inc.	97,735	3,358,175
Comerica, Inc.	50,886	3,617,995
Fifth Third Bancorp	88,166	2,817,785
First Citizens BancShares, Inc. Class A	29,108	23,211,593
First Horizon Corp.	171,627	3,930,258
FNB Corp.	176,127	2,043,073
Huntington Bancshares, Inc.	427,888	5,639,564
JPMorgan Chase & Co.	218,601	22,843,805
KeyCorp	210,344	3,369,711
Regions Financial Corp.	197,315	3,960,112
Truist Financial Corp.	83,126	3,619,306
U.S. Bancorp	94,073	3,793,023
United Bankshares, Inc.	71,151	2,543,648
Valley National Bancorp	208,968	2,256,854
Wells Fargo & Co.	887,578	35,698,387
		164,637,194
Beverages–1.02%
Coca-Cola Co.	75,566	4,233,207
Constellation Brands, Inc. Class A	53,673	12,327,615
		16,560,822
Biotechnology–0.49%
Gilead Sciences, Inc.	129,103	7,964,364
		7,964,364
Capital Markets–1.55%
Charles Schwab Corp.	88,735	6,377,384
Federated Hermes, Inc.	50,355	1,667,758
Franklin Resources, Inc.	144,627	3,112,373
Invesco Ltd.	178,038	2,439,121
Janus Henderson Group PLC	88,875	1,805,051
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Lazard Ltd. Class A	57,518	$ 1,830,798
Raymond James Financial, Inc.	79,876	7,893,346
		25,125,831
Chemicals–1.31%
Chemours Co.	87,303	2,152,019
Huntsman Corp.	89,707	2,201,410
LyondellBasell Industries NV Class A	74,459	5,605,274
PPG Industries, Inc.	101,786	11,266,692
		21,225,395
Communications Equipment–1.56%
Cisco Systems, Inc.	632,139	25,285,560
		25,285,560
Consumer Finance–0.35%
Capital One Financial Corp.	61,313	5,651,219
		5,651,219
Containers & Packaging–1.44%
International Paper Co.	158,790	5,033,643
Packaging Corp. of America	29,000	3,256,410
Sealed Air Corp.	217,686	9,689,204
Sonoco Products Co.	51,464	2,919,553
Westrock Co.	81,735	2,524,794
		23,423,604
Distributors–0.35%
Genuine Parts Co.	38,000	5,674,160
		5,674,160
Diversified Consumer Services–0.23%
H&R Block, Inc.	87,209	3,709,871
		3,709,871
Diversified Financial Services–0.83%
Apollo Global Management, Inc.	194,890	9,062,385
Equitable Holdings, Inc.	164,860	4,344,061
		13,406,446
Diversified Telecommunication Services–1.95%
AT&T, Inc.	317,388	4,868,732
Lumen Technologies, Inc.	443,858	3,231,286
Verizon Communications, Inc.	619,024	23,504,341
		31,604,359
Electric Utilities–4.52%
Alliant Energy Corp.	77,213	4,091,517
American Electric Power Co., Inc.	144,780	12,516,231
Edison International	199,981	11,314,925
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Entergy Corp.	56,030	$ 5,638,299
Eversource Energy	58,340	4,548,186
Exelon Corp.	114,759	4,298,872
FirstEnergy Corp.	133,239	4,929,843
IDACORP, Inc.	23,797	2,356,141
NextEra Energy, Inc.	42,513	3,333,444
NRG Energy, Inc.	120,686	4,618,653
OGE Energy Corp.	95,708	3,489,514
Pinnacle West Capital Corp.	53,876	3,475,541
PPL Corp.	180,460	4,574,661
Xcel Energy, Inc.	65,338	4,181,632
		73,367,459
Electrical Equipment–0.35%
Eaton Corp. PLC	22,143	2,952,990
Emerson Electric Co.	37,057	2,713,314
		5,666,304
Entertainment–0.45%
Activision Blizzard, Inc.	98,125	7,294,613
		7,294,613
Food & Staples Retailing–1.21%
Walgreens Boots Alliance, Inc.	135,689	4,260,635
Walmart, Inc.	118,830	15,412,251
		19,672,886
Food Products–1.29%
Conagra Brands, Inc.	180,626	5,893,826
General Mills, Inc.	74,352	5,696,107
Kraft Heinz Co.	166,830	5,563,781
Mondelez International, Inc. Class A	69,158	3,791,933
		20,945,647
Gas Utilities–0.47%
New Jersey Resources Corp.	47,123	1,823,660
†Southwest Gas Holdings, Inc.	29,904	2,085,804
UGI Corp.	114,231	3,693,088
		7,602,552
Health Care Equipment & Supplies–4.32%
Alcon, Inc.	39,354	2,285,894
Baxter International, Inc.	111,581	6,009,753
DENTSPLY SIRONA, Inc.	33,496	949,611
Koninklijke Philips NV	761,622	11,726,308
Medtronic PLC	372,901	30,111,756
Zimmer Biomet Holdings, Inc.	181,948	19,022,663
		70,105,985
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–6.19%
AmerisourceBergen Corp.	42,688	$ 5,776,967
Cardinal Health, Inc.	203,710	13,583,383
Cigna Corp.	67,171	18,637,937
Elevance Health, Inc.	45,082	20,478,048
Humana, Inc.	41,141	19,961,202
Laboratory Corp. of America Holdings	106,979	21,910,369
		100,347,906
Hotels, Restaurants & Leisure–0.23%
McDonald's Corp.	15,977	3,686,533
		3,686,533
Household Durables–1.60%
Garmin Ltd.	34,532	2,773,265
Leggett & Platt, Inc.	65,966	2,191,390
Newell Brands, Inc.	774,701	10,760,597
Panasonic Holdings Corp.	1,449,100	10,175,637
		25,900,889
Household Products–0.31%
Kimberly-Clark Corp.	45,461	5,116,181
		5,116,181
Industrial Conglomerates–0.55%
Siemens AG	92,050	8,997,229
		8,997,229
Insurance–6.21%
Allstate Corp.	47,832	5,956,519
American International Group, Inc.	500,853	23,780,500
Cincinnati Financial Corp.	29,131	2,609,264
Fidelity National Financial, Inc.	456,348	16,519,798
MetLife, Inc.	69,516	4,225,182
Old Republic International Corp.	144,977	3,034,369
Principal Financial Group, Inc.	86,292	6,225,968
Prudential Financial, Inc.	63,364	5,435,364
Prudential PLC	760,250	7,441,048
Unum Group	102,375	3,972,150
Willis Towers Watson PLC	107,251	21,551,016
		100,751,178
IT Services–5.41%
Cognizant Technology Solutions Corp. Class A	453,848	26,069,029
Fidelity National Information Services, Inc.	295,678	22,344,386
International Business Machines Corp.	66,842	7,941,498
SS&C Technologies Holdings, Inc.	383,907	18,331,559

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Visa, Inc. Class A	57,950	$ 10,294,818
Western Union Co.	203,244	2,743,794
		87,725,084
Machinery–1.01%
Caterpillar, Inc.	17,740	2,910,779
Fortive Corp.	48,010	2,798,983
Komatsu Ltd.	582,400	10,604,515
		16,314,277
Media–2.46%
Comcast Corp. Class A	673,402	19,750,881
Fox Corp. Class A	392,550	12,043,434
Interpublic Group of Cos., Inc.	147,026	3,763,866
Omnicom Group, Inc.	68,394	4,314,977
		39,873,158
Metals & Mining–0.18%
Newmont Corp.	69,113	2,904,819
		2,904,819
Multiline Retail–0.75%
Dollar General Corp.	50,513	12,116,048
		12,116,048
Multi-Utilities–4.05%
Avista Corp.	34,149	1,265,220
Black Hills Corp.	31,329	2,121,913
CenterPoint Energy, Inc.	138,038	3,889,911
CMS Energy Corp.	69,444	4,044,419
Dominion Energy, Inc.	65,304	4,513,159
DTE Energy Co.	36,689	4,221,070
NiSource, Inc.	172,662	4,349,356
NorthWestern Corp.	25,732	1,268,073
Public Service Enterprise Group, Inc.	319,935	17,989,945
Sempra Energy	113,911	17,079,815
WEC Energy Group, Inc.	54,482	4,872,325
		65,615,206
Oil, Gas & Consumable Fuels–8.16%
BP PLC	6,244,850	29,840,304
Chevron Corp.	37,378	5,370,097
ConocoPhillips	129,189	13,221,202
Enterprise Products Partners LP	1,133,630	26,957,722
EQT Corp.	271,297	11,055,353
Exxon Mobil Corp.	85,424	7,458,370
Hess Corp.	73,574	8,018,830
Marathon Petroleum Corp.	62,232	6,181,505
ONEOK, Inc.	135,476	6,941,790
Shell PLC	331,060	8,212,913
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	84,873	$ 9,068,680
		132,326,766
Personal Products–1.39%
Unilever PLC	513,908	22,529,727
		22,529,727
Pharmaceuticals–4.55%
AstraZeneca PLC	187,430	20,604,072
Bayer AG	368,288	16,968,688
Merck & Co., Inc.	72,998	6,286,588
Novo Nordisk ASADR	56,800	5,658,984
Pfizer, Inc.	110,165	4,820,820
Sanofi	255,140	19,428,012
		73,767,164
Professional Services–1.05%
Leidos Holdings, Inc.	145,838	12,756,450
Robert Half International, Inc.	55,950	4,280,175
		17,036,625
Road & Rail–0.27%
Union Pacific Corp.	22,815	4,444,818
		4,444,818
Semiconductors & Semiconductor Equipment–0.50%
Analog Devices, Inc.	39,493	5,502,954
Intel Corp.	101,445	2,614,238
		8,117,192
Software–0.83%
Microsoft Corp.	57,586	13,411,779
		13,411,779
Specialty Retail–1.02%
Ross Stores, Inc.	195,803	16,500,319
		16,500,319
Technology Hardware, Storage & Peripherals–1.21%
HP, Inc.	127,400	3,174,808
Samsung Electronics Co. Ltd.GDR	15,360	13,964,588
Seagate Technology Holdings PLC	47,393	2,522,729
		19,662,125
Textiles, Apparel & Luxury Goods–0.52%
Hanesbrands, Inc.	175,367	1,220,554
Ralph Lauren Corp.	85,523	7,263,469
		8,484,023

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.12%
New York Community Bancorp, Inc.	234,119	$ 1,997,035
		1,997,035
Tobacco–1.63%
Altria Group, Inc.	483,946	19,541,739
Philip Morris International, Inc.	83,089	6,897,218
		26,438,957
Trading Companies & Distributors–0.35%
MSC Industrial Direct Co., Inc. Class A	22,744	1,655,991
Watsco, Inc.	15,544	4,001,958
		5,657,949
Wireless Telecommunication Services–0.40%
Rogers Communications, Inc. Class B	167,663	6,458,427
		6,458,427
Total Common Stock (Cost $1,387,071,310)		1,440,750,203

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–9.73%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	157,755,201	$ 157,755,201
Total Money Market Fund (Cost $157,755,201)		157,755,201

TOTAL INVESTMENTS–98.57% (Cost $1,544,826,511)	1,598,505,404
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.43%	23,261,823
NET ASSETS APPLICABLE TO 84,178,152 SHARES OUTSTANDING–100.00%	$1,621,767,227

† Non-income producing.
LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(191)	British Pound	$(13,347,319)	$(13,475,508)	12/19/22	$128,189	$—
(177)	Euro	(21,818,569)	(22,021,988)	12/19/22	203,419	—
(180)	Japanese Yen	(15,667,875)	(15,816,056)	12/19/22	148,181	—
					479,789	—
Equity Contracts:
16	Dow Jones U.S. Real Estate Index	508,320	529,519	12/16/22	—	(21,199)
(77)	E-mini MSCI Emerging Markets Index	(3,355,275)	(3,582,852)	12/16/22	227,577	—
(40)	E-mini Russell 2000 Index	(3,339,600)	(3,547,915)	12/16/22	208,315	—
(870)	E-mini S&P 500 Index	(156,665,250)	(167,334,854)	12/16/22	10,669,604	—
4	E-mini S&P 500 Index	720,300	804,961	12/16/22	—	(84,661)
(349)	E-mini S&P MidCap 400 Index	(77,066,180)	(82,297,695)	12/16/22	5,231,515	—
5	E-mini S&P MidCap 400 Index	1,104,100	1,224,865	12/16/22	—	(120,765)
(680)	Euro STOXX 50 Index	(22,092,289)	(23,127,443)	12/16/22	1,035,154	—
(173)	FTSE 100 Index	(13,356,265)	(13,892,421)	12/16/22	536,156	—
(86)	Nikkei 225 Index (OSE)	(15,413,805)	(16,189,023)	12/8/22	775,218	—
					18,683,539	(226,625)
Total Futures Contracts					$19,163,328	$(226,625)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$15,007,427	$19,866,394	$—	$34,873,821
Auto Components	5,652,121	—	—	5,652,121
Automobiles	25,118,576	—	—	25,118,576
Banks	164,637,194	—	—	164,637,194
LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Beverages	$16,560,822	$—	$—	$16,560,822
Biotechnology	7,964,364	—	—	7,964,364
Capital Markets	25,125,831	—	—	25,125,831
Chemicals	21,225,395	—	—	21,225,395
Communications Equipment	25,285,560	—	—	25,285,560
Consumer Finance	5,651,219	—	—	5,651,219
Containers & Packaging	23,423,604	—	—	23,423,604
Distributors	5,674,160	—	—	5,674,160
Diversified Consumer Services	3,709,871	—	—	3,709,871
Diversified Financial Services	13,406,446	—	—	13,406,446
Diversified Telecommunication Services	31,604,359	—	—	31,604,359
Electric Utilities	73,367,459	—	—	73,367,459
Electrical Equipment	5,666,304	—	—	5,666,304
Entertainment	7,294,613	—	—	7,294,613
Food & Staples Retailing	19,672,886	—	—	19,672,886
Food Products	20,945,647	—	—	20,945,647
Gas Utilities	7,602,552	—	—	7,602,552
Health Care Equipment & Supplies	56,093,783	14,012,202	—	70,105,985
Health Care Providers & Services	100,347,906	—	—	100,347,906
Hotels, Restaurants & Leisure	3,686,533	—	—	3,686,533
Household Durables	15,725,252	10,175,637	—	25,900,889
Household Products	5,116,181	—	—	5,116,181
Industrial Conglomerates	—	8,997,229	—	8,997,229
Insurance	93,310,130	7,441,048	—	100,751,178
IT Services	87,725,084	—	—	87,725,084
Machinery	5,709,762	10,604,515	—	16,314,277
Media	39,873,158	—	—	39,873,158
Metals & Mining	2,904,819	—	—	2,904,819
Multiline Retail	12,116,048	—	—	12,116,048
Multi-Utilities	65,615,206	—	—	65,615,206
Oil, Gas & Consumable Fuels	94,273,549	38,053,217	—	132,326,766
Personal Products	22,529,727	—	—	22,529,727
Pharmaceuticals	16,766,392	57,000,772	—	73,767,164
Professional Services	17,036,625	—	—	17,036,625
Road & Rail	4,444,818	—	—	4,444,818
Semiconductors & Semiconductor Equipment	8,117,192	—	—	8,117,192
Software	13,411,779	—	—	13,411,779
Specialty Retail	16,500,319	—	—	16,500,319
Technology Hardware, Storage & Peripherals	5,697,537	13,964,588	—	19,662,125
Textiles, Apparel & Luxury Goods	8,484,023	—	—	8,484,023
Thrifts & Mortgage Finance	1,997,035	—	—	1,997,035
Tobacco	26,438,957	—	—	26,438,957
Trading Companies & Distributors	5,657,949	—	—	5,657,949
Wireless Telecommunication Services	6,458,427	—	—	6,458,427
Money Market Fund	157,755,201	—	—	157,755,201
Total Investments	$1,418,389,802	$180,115,602	$—	$1,598,505,404
Derivatives:

Assets:
Futures Contracts	$19,163,328	$—	$—	$19,163,328
Liabilities:
Futures Contracts	$(226,625)	$—	$—	$(226,625)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP BlackRock Dividend Value Managed Volatility Fund–7